Analysis of operating revenues and segmental analysis - Reportable segment information (Details) € in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)
Reportable segment information
Number of key separate airlines operated by entity	5
Revenue from rendering of passenger transport services	€ 9,229.8	€ 9,145.1	€ 6,930.3
Other revenue	4,718.7	4,298.7	3,844.9
Segment revenues	13,948.5	13,443.8	10,775.2
Profit for the year	1,611.6	1,917.1	1,313.8
Reportable segment profit after income tax (excluding exceptional items)			1,428.0
Depreciation	(1,214.4)	(1,059.5)	(923.2)
Finance expense	(66.5)	(83.0)	(76.8)
Finance and other income	290.5	144.8	42.4
Capital expenditure		(1,969.3)	(1,913.1)
Staff costs	(1,751.1)	(1,500.0)	(1,191.4)
Reportable segment assets	17,507.0	17,175.6	16,405.9
Reportable segment liabilities		9,561.4	10,762.9
Elimination
Reportable segment information
Segment revenues	(2,230.5)	(2,110.7)	(2,053.9)
Elimination | Ryanair DAC
Reportable segment information
Segment revenues	(758.5)	(744.6)	(759.4)
Elimination | Other Airlines
Reportable segment information
Segment revenues	(1,472.0)	(1,366.1)	(1,294.5)
Operating segments
Reportable segment information
Profit for the year	1,611.6
Depreciation	(1,214.4)
Finance expense	(66.5)
Finance and other income	290.5
Capital expenditure	(1,351.9)
Reportable segment assets	17,507.0
Reportable segment liabilities	10,470.1
Operating segments | Ryanair DAC
Reportable segment information
Revenue from rendering of passenger transport services	9,120.6	9,037.7	6,843.4
Other revenue	4,718.7	4,298.7	3,844.9
Segment revenues	14,597.8	14,081.0	11,447.7
Profit for the year	1,541.0	1,860.0
Reportable segment profit after income tax (excluding exceptional items)			1,382.3
Depreciation	(1,175.1)	(1,018.0)	(876.6)
Finance expense	(58.6)	(74.7)	(70.2)
Finance and other income	290.5	144.8	42.4
Capital expenditure	(1,278.1)	(1,926.6)	(1,760.1)
Staff costs	(1,113.5)	(931.2)	(733.6)
Reportable segment assets	17,199.2	16,867.5	15,920.4
Reportable segment liabilities	9,936.7	8,948.7	9,914.7
Operating segments | Other Airlines
Reportable segment information
Revenue from rendering of passenger transport services	109.2	107.4	86.9
Segment revenues	1,581.2	1,473.5	1,381.4
Profit for the year	70.6	57.1
Reportable segment profit after income tax (excluding exceptional items)			45.7
Depreciation	(39.3)	(41.5)	(46.6)
Finance expense	(7.9)	(8.3)	(6.6)
Capital expenditure	(73.8)	(42.7)	(153.0)
Staff costs	(637.6)	(568.8)	(457.8)
Reportable segment assets	307.8	308.1	485.5
Reportable segment liabilities	€ 533.4	€ 612.7	848.2
Jet fuel call options
Reportable segment information
Exceptional fair value gain (loss), after tax			€ (114.0)